Tax - Reconciliation between the actual tax charge and the corporate tax rate (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Tax
Profit before tax from continuing operations	£ 3,494	£ 3,541	£ 3,230
Tax charge based on the standard UK corporation tax rate of 19% (2017: 19.25%; 2016: 20%)	664	682	646
Impact of profits/losses earned in territories with different statutory rates to the UK (weighted average tax rate is 21.9% (2017: 29.4%; 2016: 32.8%))	£ 100	£ 356	£ 415
Tax, percentage [abstract]
Tax charge based on the standard UK corporation tax rate of 19% (2017: 19.25%; 2016: 20%)	19.00%	19.25%	20.00%
Impact of profits/losses earned in territories with different statutory rates to the UK (weighted average tax rate is 21.9% (2017: 29.4%; 2016: 32.8%))	2.90%	10.10%	12.80%
Recurring items [abstract]
Non-creditable taxes including withholding taxes	£ 156	£ 191	£ 277
Non-deductible expenses	81	90	114
Impact of UK bank levy being non-deductible	51	70	82
Tax adjustments in respect of share-based payments	17	5	34
Non-taxable gains and income	(245)	(178)	(199)
Changes in recognition of deferred tax and effect of unrecognised tax losses	(104)	(71)	(178)
Impact of Barclays Bank PLC's overseas branches being taxed both locally and in the UK	16	(61)	(128)
Adjustments in respect of prior years	(220)	(35)	(296)
Banking surcharge and other items	£ 167	£ 128	£ 88
Recurring items, percentages [abstract]
Non-creditable taxes including withholding taxes, percentage	4.50%	5.40%	8.60%
Non-deductible expenses, percentage	2.30%	2.50%	3.50%
Impact of UK bank levy being non-deductible, percentage	1.50%	2.00%	2.50%
Tax adjustments in respect of share-based payments, percentage	0.50%	0.10%	1.10%
Non-taxable gains and income, percentage	(7.00%)	(5.00%)	(6.20%)
Changes in recognition of deferred tax and effect of unrecognised tax losses, percentage	(3.00%)	(2.00%)	(5.50%)
Impact of Barclays Bank PLC's overseas branches being taxed both locally and in the UK, percentage	0.50%	(1.70%)	(4.00%)
Adjustments in respect of prior years, percentage	(6.30%)	(1.00%)	(9.20%)
Banking surcharge and other items, percentage	4.80%	3.60%	2.70%
Non-recurring items [abstract]
Remeasurement of US deferred tax assets due to US tax rate reduction	£ 0	£ 1,177	£ 0
Impact of the UK branch exemption election on US branch deferred tax assets	0	(276)	0
Non-deductible provisions for UK customer redress	93	129	203
Non-deductible provisions for investigations and litigation	346	72	48
Non-taxable gains and income on divestments	0	(39)	(180)
Non-deductible impairments and losses on divestments	£ 0	£ 0	£ 67
Non-recurring items, percentages [abstract]
Remeasurement of US deferred tax assets due to US tax rate reduction, percentage	0.00%	33.20%	0.00%
Impact of the United Kingdom branch exemption election on US branch deferred tax assets, percentage	0.00%	(7.80%)	0.00%
Non-deductible provisions for UK customer redress, percentage	2.70%	3.60%	6.30%
Non-deductible provisions for investigations and litigation , percentage	9.90%	2.00%	1.50%
Non-taxable gains and income on divestments, percentage	0.00%	(1.10%)	(5.60%)
Non-deductible impairments and losses on divestments, percentage	0.00%	0.00%	2.10%
Tax charge	£ 1,122	£ 2,240	£ 993
Total tax charge, percentage	32.10%	63.30%	30.70%